Capitalization - Conversion - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2017	Dec. 31, 2015
Class of Stock [Line Items]
Number of common stock each share of Preferred Stock converts into at any time	1
Events that trigger automatic conversion of preferred stock	The Preferred Stock will automatically be converted into common stock upon the earlier of (i) with respect to the Series C convertible preferred stock, the written consent of each of the holders of Series C convertible preferred stock and, with respect to the Series A redeemable convertible preferred stock and Series B convertible preferred stock, the written consent of the holders of a majority of the outstanding shares of such series of Preferred Stock voting on an as-converted basis, or (ii) an initial public offering which results in aggregate gross cash proceeds of at least $50 million at a minimum price per share of $20.4948 (subject to adjustments for certain dilutive issuances, splits, and combinations, and other recapitalizations or reorganizations).
Minimum aggregate gross cash proceeds from initial public offering that triggers automatic conversion	$ 50
Minimum price per Share at initial public offering that triggers automatic conversion	$ 20.4948
Number of common stock issued upon conversion of redeemable stock	14,647,000	0	14,647,000
Series A Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Price per Share	$ 2.1850		$ 2.1850
Number of common stock issued upon conversion of redeemable stock	7,986,000		7,986,000
Series B Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Price per Share	$ 6.6630		$ 6.6630
Number of common stock issued upon conversion of redeemable stock	3,002,000		3,002,000
Series C Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Price per Share	$ 13.6632		$ 13.6632
Number of common stock issued upon conversion of redeemable stock	3,659,000		3,659,000